Debt (Details) - Part-4 - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2024	Aug. 31, 2023	Dec. 28, 2021	Mar. 18, 2021	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt [Line Items]
Issuance of convertible debentures						$ 500,000
Percentage of accrued interest	6.00%
Convertible Notes Payable [Member]
Debt [Line Items]
Conversion share price								$ 1,569,395
Convertible Debentures [Member]
Debt [Line Items]
Issuance of convertible debentures			$ 2,102,500	$ 2,102,500	$ 650,000				$ 1,612,000
Subordinated convertible percentage			6.00%	6.00%	6.00%				6.00%
Discount price percentage						25.00%		25.00%
Exceed term					5 years	5 years	5 years
Debenture issuance cost						$ 40,000		$ 40,000
Amortized					$ 1,972	$ 1,993	$ 1,972
Principal balance paid		$ 250,000
Investor principal balance	$ 100,000	100,000
Convertible Debenture Principal Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount		4,014,500
Convertible Debenture Interest Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount		$ 399,818
Convertible Debenture Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares)		14,953
Price per share (in Dollars per share)		$ 30
Closed End Line Of Credit Facility [Member] | Within Two Years Of Entering Into The Term Loan [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Outstanding principal rate								2.00%
Closed End Line Of Credit Facility [Member] | After Three Years From The Date Of Entering Into Term Loan And With Five Years Of Entering Into The Term Loan [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Outstanding principal rate								1.00%
IPO [Member]
Debt [Line Items]
Price per share (in Dollars per share)		40
IPO [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Price per share (in Dollars per share)		$ 400
Conversion share price		$ 1,569,395